Loans, Impaired Loans and Allowance for Credit Losses - Schedule of Loans at Amortized Cost (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Gross carrying amount [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	$ 589,110	$ 571,216	$ 556,899
Gross carrying amount [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	260,586	258,649	253,357
Gross carrying amount [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	97,874	96,650	96,019
Gross carrying amount [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	17,730	17,124	16,485
Gross carrying amount [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	212,920	198,793	191,038
Net Carrying Amount [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	583,815	566,105	551,834
Net Carrying Amount [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	259,852	257,940	252,679
Net Carrying Amount [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	95,757	94,539	93,910
Net Carrying Amount [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	16,370	15,912	15,272
Net Carrying Amount [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	211,836	197,714	189,973
Financial assets individually assessed for credit losses [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	5,295	5,111	5,065
Financial assets individually assessed for credit losses [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	734	709	678
Financial assets individually assessed for credit losses [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	2,117	2,111	2,109
Financial assets individually assessed for credit losses [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	1,360	1,212	1,213
Financial assets individually assessed for credit losses [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	$ 1,084	$ 1,079	$ 1,065